Derivatives - Impact of the accumulated amount of fair hedge adjustments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) $ / £	Dec. 31, 2020 GBP (£) ¥ / $	Dec. 31, 2020 GBP (£) ¥ / £	Dec. 31, 2020 GBP (£) ¥ / €	Dec. 31, 2020 GBP (£) kr / £	Dec. 31, 2020 GBP (£) kr / £	Dec. 31, 2020 GBP (£) kr / £	Dec. 31, 2020 GBP (£) $ / ლ	Dec. 31, 2020 GBP (£) ₨ / £	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£) kr / £	Dec. 31, 2019 GBP (£) kr / £	Dec. 31, 2019 GBP (£) kr / £	Dec. 31, 2019 GBP (£) $ / ლ	Dec. 31, 2019 GBP (£) ₨ / £	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 GBP (£)
Derivatives
Financial assets.	£ 799,491	£ 799,491	£ 799,491	£ 799,491	£ 799,491	£ 799,491	£ 799,491	£ 799,491	£ 799,491	£ 799,491	£ 799,491	£ 723,039	£ 723,039	£ 723,039	£ 723,039	£ 723,039	£ 723,039	£ 723,039
Currency swaps | GBP LIBOR
Derivatives
Financial assets.	5,200	5,200	5,200	5,200	5,200	5,200	5,200	5,200	5,200	5,200	5,200
Currency swaps | USD IBOR
Derivatives
Financial assets.	98,500	98,500	98,500	98,500	98,500	98,500	98,500	98,500	98,500	98,500	98,500
Currency swaps | EUR IBOR
Derivatives
Financial assets.	5,100	5,100	5,100	5,100	5,100	5,100	5,100	5,100	5,100	5,100	5,100
Currency swaps | Other IBOR
Derivatives
Financial assets.	2,200	2,200	2,200	2,200	2,200	2,200	2,200	2,200	2,200	2,200	2,200
Basis swaps | GBP LIBOR
Derivatives
Financial assets.	97,000	97,000	97,000	97,000	97,000	97,000	97,000	97,000	97,000	97,000	97,000
Basis swaps | USD IBOR
Derivatives
Financial assets.	81,000	81,000	81,000	81,000	81,000	81,000	81,000	81,000	81,000	81,000	81,000
Basis swaps | EUR IBOR
Derivatives
Financial assets.	49,000	49,000	49,000	49,000	49,000	49,000	49,000	49,000	49,000	49,000	49,000
Basis swaps | Other IBOR
Derivatives
Financial assets.	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Other CCY | Currency swaps | GBP LIBOR
Derivatives
Financial assets.	300	300	300	300	300	300	300	300	300	300	300
Other CCY | Currency swaps | USD IBOR
Derivatives
Financial assets.	47,400	47,400	47,400	47,400	47,400	47,400	47,400	47,400	47,400	47,400	47,400
Other CCY | Currency swaps | EUR IBOR
Derivatives
Financial assets.	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Other CCY | Currency swaps | Other IBOR
Derivatives
Financial assets.	300	300	300	300	300	300	300	300	300	300	300
Derivatives
Derivatives
Financial assets.	166,523	166,523	166,523	166,523	166,523	166,523	166,523	166,523	166,523	166,523	166,523	150,029	150,029	150,029	150,029	150,029	150,029	150,029
Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	30,100	30,100	30,100	30,100	30,100	30,100	30,100	30,100	30,100	30,100	30,100	77,600	77,600	77,600	77,600	77,600	£ 77,600	77,600
Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge liabilities adjustments																	0.98%
0-3 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments												1,900	1,900	1,900	1,900	1,900	£ 1,900	1,900
0-3 months | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge liabilities adjustments																	0.83%
3-12 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	600	600	600	600	600	600	600	600	600	600	600	22,000	22,000	22,000	22,000	22,000	£ 22,000	22,000
3-12 months | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge liabilities adjustments																	1.01%
More than 1 year but less than 3 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	10,100	10,100	10,100	10,100	10,100	10,100	10,100	10,100	10,100	10,100	10,100	45,200	45,200	45,200	45,200	45,200	£ 45,200	45,200
More than 1 year but less than 3 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge liabilities adjustments																	0.87%
More than 3 years but less than 5 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	11,600	11,600	11,600	11,600	11,600	11,600	11,600	11,600	11,600	11,600	11,600	5,300	5,300	5,300	5,300	5,300	£ 5,300	5,300
More than 3 years but less than 5 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge liabilities adjustments																	1.32%
5-10 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	7,100	7,100	7,100	7,100	7,100	7,100	7,100	7,100	7,100	7,100	7,100	2,400	2,400	2,400	2,400	2,400	£ 2,400	2,400
5-10 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge liabilities adjustments																	1.12%
10-20 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	500	500	500	500	500	500	500	500	500	500	500	800	800	800	800	800	£ 800	800
10-20 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge liabilities adjustments																	4.31%
20+ years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	200	200	200	200	200	200	200	200	200	200	200
Fair value hedging
Derivatives
Carrying value of hedged liabilities	36,194	36,194	36,194	36,194	36,194	36,194	36,194	36,194	36,194	36,194	36,194	32,209	32,209	32,209	32,209	32,209	£ 32,209	32,209
Impact on hedged items included in carrying value, liabilities	1,692	1,692	1,692	1,692	1,692	1,692	1,692	1,692	1,692	1,692	1,692	555	555	555	555	555	555	555
Changes in fair value used for hedge ineffectiveness											(1,014)							(1,029)
Impact on hedged items ceased to be adjusted for hedging gains or losses, liabilities	10	10	10	10	10	10	10	10	10	10	10	54	54	54	54	54	54	54
Fair value hedging | Other financial liabilities
Derivatives
Carrying value of hedged liabilities	29,317	29,317	29,317	29,317	29,317	29,317	29,317	29,317	29,317	29,317	29,317	26,811	26,811	26,811	26,811	26,811	26,811	26,811
Impact on hedged items included in carrying value, liabilities	1,336	1,336	1,336	1,336	1,336	1,336	1,336	1,336	1,336	1,336	1,336	830	830	830	830	830	830	830
Changes in fair value used for hedge ineffectiveness											(746)							(807)
Impact on hedged items ceased to be adjusted for hedging gains or losses, liabilities												30	30	30	30	30	30	30
Fair value hedging | Subordinated liabilities
Derivatives
Carrying value of hedged liabilities	6,877	6,877	6,877	6,877	6,877	6,877	6,877	6,877	6,877	6,877	6,877	5,398	5,398	5,398	5,398	5,398	5,398	5,398
Impact on hedged items included in carrying value, liabilities	356	356	356	356	356	356	356	356	356	356	356	(275)	(275)	(275)	(275)	(275)	(275)	(275)
Changes in fair value used for hedge ineffectiveness											(268)							(222)
Impact on hedged items ceased to be adjusted for hedging gains or losses, liabilities	10	10	10	10	10	10	10	10	10	10	10	24	24	24	24	24	24	24
Fair value hedging | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	35,400	35,400	35,400	35,400	35,400	35,400	35,400	35,400	35,400	35,400	35,400	37,000	37,000	37,000	37,000	37,000	37,000	37,000
Carrying value of hedged assets	42,612	42,612	42,612	42,612	42,612	42,612	42,612	42,612	42,612	42,612	42,612	42,512	42,512	42,512	42,512	42,512	42,512	42,512
Impact on hedged items included in carrying value, assets	3,496	3,496	3,496	3,496	3,496	3,496	3,496	3,496	3,496	3,496	3,496	2,297	2,297	2,297	2,297	2,297	2,297	2,297
Changes in fair value used for hedge ineffectiveness											1,891							1,639
Impact on hedged items ceased to be adjusted for hedging gains or losses, assets	77	77	77	77	77	77	77	77	77	77	77	86	86	86	86	86	86	86
Fair value hedging | Interest rate contracts | Loans to banks and customers
Derivatives
Carrying value of hedged assets	7,947	7,947	7,947	7,947	7,947	7,947	7,947	7,947	7,947	7,947	7,947	6,716	6,716	6,716	6,716	6,716	6,716	6,716
Impact on hedged items included in carrying value, assets	1,242	1,242	1,242	1,242	1,242	1,242	1,242	1,242	1,242	1,242	1,242	1,023	1,023	1,023	1,023	1,023	1,023	1,023
Changes in fair value used for hedge ineffectiveness											323							165
Impact on hedged items ceased to be adjusted for hedging gains or losses, assets	77	77	77	77	77	77	77	77	77	77	77	86	86	86	86	86	86	86
Fair value hedging | Interest rate contracts | Other financial assets - Securities
Derivatives
Carrying value of hedged liabilities												35,796	35,796	35,796	35,796	35,796	35,796	35,796
Impact on hedged items included in carrying value, assets												1,274	1,274	1,274	1,274	1,274	1,274	1,274
Changes in fair value used for hedge ineffectiveness																		1,474
Fair value hedging | Interest rate contracts | Other financial assets
Derivatives
Carrying value of hedged assets	34,665	34,665	34,665	34,665	34,665	34,665	34,665	34,665	34,665	34,665	34,665
Impact on hedged items included in carrying value, assets	2,254	2,254	2,254	2,254	2,254	2,254	2,254	2,254	2,254	2,254	2,254
Changes in fair value used for hedge ineffectiveness											1,568
Fair value hedging | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments												28,100	28,100	28,100	28,100	28,100	28,100	28,100
Fair value hedging | 0-3 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	1,200	1,200	1,200	1,200	1,200	1,200	1,200	1,200	1,200	1,200	1,200	600	600	600	600	600	600	600
Fair value hedging | 3-12 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	1,600	1,600	1,600	1,600	1,600	1,600	1,600
Fair value hedging | 3-12 months | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments												500	500	500	500	500	500	500
Fair value hedging | More than 1 year but less than 3 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	6,300	6,300	6,300	6,300	6,300	6,300	6,300	6,300	6,300	6,300	6,300	8,100	8,100	8,100	8,100	8,100	8,100	8,100
Fair value hedging | More than 1 year but less than 3 years | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments												6,300	6,300	6,300	6,300	6,300	6,300	6,300
Fair value hedging | More than 3 years but less than 5 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	7,400	7,400	7,400	7,400	7,400	7,400	7,400	7,400	7,400	7,400	7,400	5,500	5,500	5,500	5,500	5,500	5,500	5,500
Fair value hedging | More than 3 years but less than 5 years | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments												12,700	12,700	12,700	12,700	12,700	12,700	12,700
Fair value hedging | 5-10 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	8,900	8,900	8,900	8,900	8,900	8,900	8,900	8,900	8,900	8,900	8,900	12,500	12,500	12,500	12,500	12,500	12,500	12,500
Fair value hedging | 5-10 years | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments												6,600	6,600	6,600	6,600	6,600	6,600	6,600
Fair value hedging | 10-20 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	5,100	5,100	5,100	5,100	5,100	5,100	5,100	5,100	5,100	5,100	5,100	4,400	4,400	4,400	4,400	4,400	4,400	4,400
Fair value hedging | 10-20 years | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments												2,000	2,000	2,000	2,000	2,000	2,000	2,000
Fair value hedging | 20+ years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 4,200	£ 4,200	£ 4,200	£ 4,200	4,200	4,200	4,200	£ 4,200	£ 4,200	4,200	£ 4,200	4,300	4,300	4,300	£ 4,300	£ 4,300	4,300	4,300
Cash flow hedging
Derivatives
Average foreign exchange rate	1.22	107.44	132.93	120.21				1.36	95.29		1,200				1.35	93.11
Carrying value of hedged liabilities	£ 73,800	£ 73,800	£ 73,800	£ 73,800	73,800	73,800	73,800	£ 73,800	£ 73,800	73,800	£ 73,800
Cash flow hedging | Other financial liabilities
Derivatives
Carrying value of hedged liabilities	1,014	1,014	1,014	1,014	1,014	1,014	1,014	1,014	1,014	1,014	1,014
Changes in fair value used for hedge ineffectiveness											13
Cash flow hedging | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	55,000	55,000	55,000	55,000	55,000	55,000	55,000	55,000	55,000	55,000	55,000	70,800	70,800	70,800	£ 70,800	£ 70,800	70,800	70,800
Carrying value of hedged assets	56,063	56,063	56,063	56,063	56,063	56,063	56,063	56,063	56,063	56,063	56,063
Carrying value of hedged liabilities												71,529	71,529	71,529	71,529	71,529	71,529	71,529
Changes in fair value used for hedge ineffectiveness											(617)							(582)
Cash flow hedging | Interest rate contracts | Bank and customer deposits
Derivatives
Carrying value of hedged liabilities	72,880	72,880	72,880	72,880	72,880	72,880	72,880	72,880	72,880	72,880	72,880	75,837	75,837	75,837	75,837	75,837	75,837	75,837
Changes in fair value used for hedge ineffectiveness											409							225
Cash flow hedging | Interest rate contracts | Other financial liabilities
Derivatives
Carrying value of hedged liabilities												1,009	1,009	1,009	1,009	1,009	1,009	1,009
Changes in fair value used for hedge ineffectiveness																		14
Cash flow hedging | Interest rate contracts | Loans to banks and customers
Derivatives
Carrying value of hedged assets	53,447	53,447	53,447	53,447	53,447	53,447	53,447	53,447	53,447	53,447	53,447	69,254	69,254	69,254	69,254	69,254	69,254	69,254
Changes in fair value used for hedge ineffectiveness											(601)							(566)
Cash flow hedging | Interest rate contracts | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	2,616	2,616	2,616	2,616	2,616	2,616	2,616	2,616	2,616	£ 2,616	2,616	2,275	2,275	2,275	2,275	2,275	£ 2,275	2,275
Changes in fair value used for hedge ineffectiveness											(16)							(16)
Cash flow hedging | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments										1.23%							1.11%
Percentage of accumulated amount of fair hedge liabilities adjustments										0.64%
Cash flow hedging | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	13,200	13,200	13,200	13,200	13,200	13,200	13,200	13,200	13,200	£ 13,200	13,200	12,300	12,300	12,300	12,300	12,300	£ 12,300	12,300
Carrying value of hedged liabilities	83,476	83,476	83,476	83,476	83,476	83,476	83,476	83,476	83,476	83,476	83,476	89,110	89,110	89,110	89,110	89,110	89,110	89,110
Changes in fair value used for hedge ineffectiveness											474							298
Cash flow hedging | Exchange rate risk | Other financial liabilities
Derivatives
Carrying value of hedged liabilities	9,582	9,582	9,582	9,582	9,582	9,582	9,582	9,582	£ 9,582	9,582	9,582	12,264	12,264	12,264	12,264	12,264	12,264	12,264
Changes in fair value used for hedge ineffectiveness											52
Impact on hedged items ceased to be adjusted for hedging gains or losses, assets												59	59	59	59	59	59	59
Cash flow hedging | 0-3 months
Derivatives
Average foreign exchange rate | ₨ / £									93.21
Carrying value of hedged liabilities	1,600	1,600	1,600	1,600	1,600	1,600	1,600	1,600	£ 1,600	1,600	1,600
Cash flow hedging | 0-3 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	700	700	700	700	700	700	700	700	700	£ 700	700	4,800	4,800	4,800	£ 4,800	£ 4,800	£ 4,800	4,800
Cash flow hedging | 0-3 months | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments										1.28%							1.10%
Percentage of accumulated amount of fair hedge liabilities adjustments										1.14%
Cash flow hedging | 0-3 months | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	100	£ 100	100	100	100	100	100	£ 100	£ 100	£ 100	100
Cash flow hedging | 3-12 months
Derivatives
Average foreign exchange rate		107.53						1.32	95.99						1.56	88.64
Carrying value of hedged liabilities	28,900	£ 28,900	28,900	28,900	28,900	28,900	28,900	£ 28,900	£ 28,900	28,900	28,900
Cash flow hedging | 3-12 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	10,500	10,500	10,500	10,500	10,500	10,500	10,500	10,500	10,500	£ 10,500	10,500	11,400	11,400	11,400	£ 11,400	£ 11,400	£ 11,400	11,400
Cash flow hedging | 3-12 months | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments										1.22%							0.97%
Percentage of accumulated amount of fair hedge liabilities adjustments										0.78%
Cash flow hedging | 3-12 months | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	£ 5,500	£ 5,500	£ 5,500	£ 5,500	5,500	5,500	5,500	£ 5,500	5,500	£ 5,500	£ 5,500	1,900	1,900	1,900	£ 1,900	£ 1,900	£ 1,900	1,900
Cash flow hedging | More than 1 year but less than 3 years
Derivatives
Average foreign exchange rate	1.22	107.06	133.31	120.21				1.33			1,000				1.30	94.01
Carrying value of hedged liabilities	£ 36,800	£ 36,800	£ 36,800	£ 36,800	36,800	36,800	36,800	£ 36,800	36,800	36,800	£ 36,800
Cash flow hedging | More than 1 year but less than 3 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	19,300	19,300	19,300	19,300	19,300	19,300	19,300	19,300	19,300	£ 19,300	19,300	31,700	31,700	31,700	£ 31,700	£ 31,700	£ 31,700	31,700
Cash flow hedging | More than 1 year but less than 3 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments										1.51%							1.20%
Percentage of accumulated amount of fair hedge liabilities adjustments										0.37%
Cash flow hedging | More than 1 year but less than 3 years | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	4,400	£ 4,400	£ 4,400	4,400	4,400	4,400	4,400	£ 4,400	4,400	£ 4,400	£ 4,400	6,200	6,200	6,200	£ 6,200	6,200	£ 6,200	6,200
Cash flow hedging | More than 3 years but less than 5 years
Derivatives
Average foreign exchange rate		109.70	132.89					1.56			200				1.30
Carrying value of hedged liabilities	3,400	£ 3,400	£ 3,400	3,400	3,400	3,400	3,400	£ 3,400	3,400	3,400	£ 3,400
Cash flow hedging | More than 3 years but less than 5 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	13,900	13,900	13,900	13,900	13,900	13,900	13,900	13,900	13,900	£ 13,900	13,900	10,700	10,700	10,700	£ 10,700	10,700	£ 10,700	10,700
Cash flow hedging | More than 3 years but less than 5 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments										1.06%							1.78%
Percentage of accumulated amount of fair hedge liabilities adjustments										1.25%
Cash flow hedging | More than 3 years but less than 5 years | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	1,500	1,500	1,500	1,500	1,500	1,500	1,500	£ 1,500	1,500	£ 1,500	1,500	3,100	3,100	3,100	£ 3,100	3,100	£ 3,100	3,100
Cash flow hedging | 5-10 years
Derivatives
Average foreign exchange rate | $ / ლ								1.38							1.44
Carrying value of hedged liabilities	2,400	2,400	2,400	2,400	2,400	2,400	2,400	£ 2,400	2,400	2,400	2,400
Cash flow hedging | 5-10 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	10,500	10,500	10,500	10,500	10,500	10,500	10,500	10,500	10,500	£ 10,500	10,500	12,200	12,200	12,200	£ 12,200	12,200	£ 12,200	12,200
Cash flow hedging | 5-10 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments										0.92%							1.44%
Percentage of accumulated amount of fair hedge liabilities adjustments										0.65%
Cash flow hedging | 5-10 years | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	1,700	1,700	1,700	1,700	1,700	1,700	1,700	1,700	1,700	£ 1,700	1,700	£ 1,100	£ 1,100	£ 1,100	1,100	1,100	£ 1,100	1,100
Cash flow hedging | 10-20 years
Derivatives
Carrying value of hedged liabilities	700	700	700	700	700	700	700	700	700	700	700
Cash flow hedging | 10-20 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	100	100	100	100	£ 100	£ 100	£ 100	100	100	£ 100	100
Cash flow hedging | 10-20 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments										3.12%							3.12%
Percentage of accumulated amount of fair hedge liabilities adjustments										4.55%
Net investment hedging | Average fixed interest rate
Derivatives
Average foreign exchange rate					11.53	12.73	8.28					12.21	12.36	8.78
Net investment hedging | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	200	200	200	200	£ 200	£ 200	£ 200	200	200	£ 200	200	£ 400	£ 400	£ 400	400	400	£ 400	400
Net investment hedging | 0-3 months | Average fixed interest rate
Derivatives
Average foreign exchange rate					11.15	12.73	8.28					12.27	12.36	8.78
Net investment hedging | 0-3 months | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	100	100	100	100	£ 100	£ 100	£ 100	100	100	100	100	£ 100	£ 100	£ 100	100	100	100	100
Net investment hedging | 3-12 months | Average fixed interest rate
Derivatives
Average foreign exchange rate | kr / £					12.56							12.10
Net investment hedging | 3-12 months | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 300	£ 300	£ 300	£ 300	£ 300	£ 300	£ 300